CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items as of December 31:

	2021	2020

Cash and cash equivalents at banks and on hand	1,485	694
Cash equivalents with original maturity of less than three months*	767	975
Cash and cash equivalents**	2,252	1,669
Less overdrafts	(13)	(8)
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	2,239	1,661
*Certain comparative amounts have been reclassified, refer to Note 24 for further details.
** Cash and cash equivalents include an amount of US$98 relating to banking operations in Pakistan.